John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

April 6, 2015

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Amendment to Registration Statement filed on Form N-14 for World Funds Trust

Ladies and Gentlemen:

Enclosed herewith for filing is an Amended Form N-14 Registration Statement (combined proxy statement/prospectus) (the “Amendment”) relating to the proposed reorganization of the Toreador Core Fund, a series of Unified Series Trust (the “Predecessor Fund”) with and into the Toreador Core Fund, a newly created series of the Trust (the “Successor Fund”). The initial Form N-14 was filed with the SEC on March 5, 2015. The closing of the reorganization is expected to be on or about May 8, 2015.

The Amendment is being filed for the purpose of addressing SEC staff comments received on the initial Form N-14 filing and which are contained in a correspondence filing made for the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.